UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/11

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Small Cap Blend Fund

For the six-month period ended January 31, 2011

Lord Abbett Small Cap Blend Fund

Semiannual Report

For the six-month period ended January 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Small Cap Blend Fund for the six-month period ended January 31, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 through January 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 8/1/10 – 1/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/10	1/31/11	8/1/10 - 1/31/11
Class A
Actual	$1,000.00	$1,185.10	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.82
Class B
Actual	$1,000.00	$1,180.80	$10.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.17	$10.11
Class C
Actual	$1,000.00	$1,181.00	$10.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.17	$10.11
Class F
Actual	$1,000.00	$1,186.20	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.72	$5.55
Class I
Actual	$1,000.00	$1,186.90	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.22	$5.04
Class P
Actual	$1,000.00	$1,184.60	$7.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.32
Class R2
Actual	$1,000.00	$1,183.80	$8.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.18	$8.08
Class R3
Actual	$1,000.00	$1,184.30	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.71	$7.58

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.34% for Class A, 1.99% for Classes B and C, 1.09% for Class F, 0.99% for Class I, 1.44% for Class P, 1.59% for Class R2 and 1.49% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	12.17%	Industrials	24.04%
Consumer Staples	2.46%	Information Technology	14.74%
Energy	5.40%	Materials	11.82%
Financials	14.56%	Short Term Investment	3.31%
Health Care	11.50%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2011

Investments	Shares	Value (000)
COMMON STOCKS 98.58%

Aerospace & Defense 3.23%
Curtiss-Wright Corp.	291,178	$10,104
HEICO Corp.	156,217	8,169
HEICO Corp. Class A	152,458	5,818
Kaman Corp.	124,972	3,679
Moog, Inc. Class A*	312,947	13,344

Total		41,114

Auto Components 1.23%
Tenneco, Inc.*	378,575	15,647

Beverages 1.11%
Hansen Natural Corp.*	249,900	14,154

Chemicals 4.06%
Ferro Corp.*	634,500	9,784
Innospec, Inc.*	218,002	4,386
Kraton Performance Polymers, Inc.*	696,000	21,847
Kronos Worldwide, Inc.	211,993	9,292
PolyOne Corp.*	486,500	6,397

Total		51,706

Commercial Banks 7.71%
Columbia Banking System, Inc.	563,354	11,323
First Financial Bancorp	486,500	8,222
Home BancShares, Inc.	443,930	9,083
IBERIABANK Corp.	327,582	18,580
PacWest Bancorp	611,379	12,063
SCBT Financial Corp.	248,653	7,738
Washington Banking Co.	230,400	3,145
Webster Financial Corp.	780,600	17,860
Wintrust Financial Corp.	306,700	10,093

Total		98,107

Commercial Services & Supplies 4.57%
Herman Miller, Inc.	761,792	18,382

Investments	Shares	Value (000)
Steelcase, Inc. Class A	2,426,700	$24,801
Sykes Enterprises, Inc.*	766,247	14,926

Total		58,109

Communications Equipment 0.75%
DG FastChannel, Inc.*	346,600	9,500

Computers & Peripherals 1.12%
Stratasys, Inc.*	431,637	14,257

Construction & Engineering 0.78%
EMCOR Group, Inc.*	326,479	9,886

Consumer Finance 1.02%
Cardtronics, Inc.*	732,300	12,515
NetSpend Holdings, Inc.*	34,196	489

Total		13,004

Containers & Packaging 3.32%
Graham Packaging Co., Inc.*	350,008	6,101
Rock-Tenn Co. Class A	283,100	18,897
Temple-Inland, Inc.	719,409	17,259

Total		42,257

Diversified Consumer Services 0.62%
American Public Education, Inc.*	235,415	7,901

Diversified Financial Services 0.13%
Portfolio Recovery Associates, Inc.*	23,234	1,676

Electrical Equipment 5.41%
A. O. Smith Corp.	283,735	12,147
Belden, Inc.	205,046	7,127
General Cable Corp.*	448,100	16,584
Regal Beloit Corp.	195,793	13,067
Thomas & Betts Corp.*	386,781	19,877

Total		68,802

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments	Shares	Value (000)
Electronic Equipment, Instruments & Components 3.40%
BCD Semiconductor Manufacturing Ltd. ADR*	252,400	$2,592
FARO Technologies, Inc.*	659,950	20,010
ScanSource, Inc.*	572,734	20,739

Total		43,341

Energy Equipment & Services 2.04%
GulfMark Offshore, Inc. Class A*	178,997	6,882
Superior Energy Services, Inc.*	543,800	19,098

Total		25,980

Food Products 1.39%
Darling International, Inc.*	450,900	6,110
J & J Snack Foods Corp.	273,837	11,630

Total		17,740

Health Care Equipment & Supplies 3.13%
American Medical Systems Holdings, Inc.*	267,763	5,227
Cooper Cos., Inc. (The)	284,929	16,338
Masimo Corp.	202,800	6,079
Thoratec Corp.*	518,000	12,220

Total		39,864

Health Care Providers & Services 5.03%
Catalyst Health Solutions, Inc.*	226,926	9,849
Centene Corp.*	680,671	18,868
LifePoint Hospitals, Inc.*	293,856	10,344
MEDNAX, Inc.*	173,000	11,444
PSS World Medical, Inc.*	566,700	13,504

Total		64,009

Hotels, Restaurants & Leisure 1.64%
Bally Technologies, Inc.*	411,000	16,822

Investments	Shares	Value (000)
Bravo Brio Restaurant Group, Inc.*	245,229	$3,997

Total		20,819

Information Technology Services 2.00%
Acxiom Corp.*	1,098,900	18,934
FleetCor Technologies, Inc.*	215,900	6,477

Total		25,411

Insurance 2.04%
RLI Corp.	178,200	9,600
Tower Group, Inc.	630,873	16,428

Total		26,028

Internet Software & Services 0.50%
NIC, Inc.	617,278	6,315

Leisure Equipment & Products 0.51%
RC2 Corp.*	321,598	6,535

Life Sciences Tools & Services 3.57%
ICON plc ADR*	654,886	14,584
PerkinElmer, Inc.	729,200	18,653
Techne Corp.	176,350	12,159

Total		45,396

Machinery 3.69%
Astec Industries, Inc.*	204,000	6,140
CLARCOR, Inc.	261,973	11,312
IDEX Corp.	375,900	14,908
Middleby Corp. (The)*	177,900	14,554

Total		46,914

Media 1.02%
John Wiley & Sons, Inc. Class A	282,500	12,981

Metals & Mining 3.59%
Commercial Metals Co.	451,500	7,549
Noranda Aluminum Holding Corp.*	673,300	9,958

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments	Shares	Value (000)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	409,200	$21,397
Worthington Industries, Inc.	358,100	6,804

Total		45,708

Oil, Gas & Consumable Fuels 3.46%
Carrizo Oil & Gas, Inc.*	283,043	9,581
Rosetta Resources, Inc.*	466,800	18,649
World Fuel Services Corp.	421,200	15,812

Total		44,042

Paper & Forest Products 1.08%
Buckeye Technologies, Inc.	546,574	13,752

Professional Services 3.70%
Kforce, Inc.*	1,363,711	24,383
Robert Half International, Inc.	723,800	22,698

Total		47,081

Real Estate Investment Trusts 1.40%
DiamondRock Hospitality Co.*	684,800	8,307
LaSalle Hotel Properties	341,500	9,483

Total		17,790

Real Estate Management & Development 1.40%
Jones Lang LaSalle, Inc.	200,586	17,780

Road & Rail 0.20%
Knight Transportation, Inc.	135,609	2,585

Semiconductors & Semiconductor Equipment 4.62%
NetLogic Microsystems, Inc.*	370,200	12,905
PMC-Sierra, Inc.*	872,240	6,821
Power Integrations, Inc.	239,715	8,853

Investments	Shares	Value (000)
Semtech Corp.*	997,863	$21,788
Silicon Laboratories, Inc.*	190,300	8,465

Total		58,832

Software 2.64%
Blackboard, Inc.*	423,600	16,461
Progress Software Corp.*	374,382	10,722
Solera Holdings, Inc.	121,979	6,383

Total		33,566

Specialty Retail 5.08%
Aaron’s, Inc.	1,087,210	20,864
Citi Trends, Inc.*	448,100	10,261
Guess?, Inc.	457,800	19,585
Select Comfort Corp.*	1,370,100	13,920

Total		64,630

Textiles, Apparel & Luxury Goods 2.31%
Deckers Outdoor Corp.*	194,600	14,282
Wolverine World Wide, Inc.	473,296	15,074

Total		29,356

Thrifts & Mortgage Finance 1.14%
Ocwen Financial Corp.*	1,438,288	14,527

Trading Companies & Distributors 2.94%
DXP Enterprises, Inc.*	199,961	4,355
Watsco, Inc.	308,946	19,377
WESCO International, Inc.*	245,200	13,743

Total		37,475

Total Common Stocks (cost $1,056,669,034)		1,254,577

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2011

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.37%

Repurchase Agreement
Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $43,800,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011; value: $43,745,250; proceeds: $42,882,943 (cost $42,882,919)	$42,883	$42,883

Total Investments in Securities 101.95% (cost $1,099,551,953)		1,297,460

Liabilities in Excess of Other Assets (1.95%)		(24,788)

Net Assets 100.00%		$1,272,672

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2011

ASSETS:
Investments in securities, at value (cost $1,099,551,953)	$1,297,459,553
Receivables:
Investment securities sold	6,663,545
Capital shares sold	877,936
Interest and dividends	120,080
Prepaid expenses and other assets	126,016
Total assets	1,305,247,130
LIABILITIES:
Payables:
Investment securities purchased	25,786,675
Capital shares reacquired	4,687,970
Management fee	812,274
12b-1 distribution fees	518,003
Trustees’ fees	141,239
Fund administration	43,989
To affiliate (See Note 3)	13,153
Accrued expenses and other liabilities	571,926
Total liabilities	32,575,229
NET ASSETS	$1,272,671,901
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,329,704,335
Undistributed net investment income	723,290
Accumulated net realized loss on investments	(255,663,324)
Net unrealized appreciation on investments	197,907,600
Net Assets	$1,272,671,901

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2011

Net assets by class:
Class A Shares	$445,998,893
Class B Shares	$33,361,474
Class C Shares	$116,909,043
Class F Shares	$14,862,911
Class I Shares	$527,523,156
Class P Shares	$114,071,148
Class R2 Shares	$624,143
Class R3 Shares	$19,321,133
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	29,160,590
Class B Shares	2,332,543
Class C Shares	8,182,895
Class F Shares	963,763
Class I Shares	33,363,660
Class P Shares	7,470,396
Class R2 Shares	41,067
Class R3 Shares	1,268,761
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.29
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.22
Class B Shares-Net asset value	$14.30
Class C Shares-Net asset value	$14.29
Class F Shares-Net asset value	$15.42
Class I Shares-Net asset value	$15.81
Class P Shares-Net asset value	$15.27
Class R2 Shares-Net asset value	$15.20
Class R3 Shares-Net asset value	$15.23

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2011

Investment income:
Dividends	$8,963,553
Interest	3,039
Total investment income	8,966,592
Expenses:
Management fee	4,643,736
12b-1 distribution plan-Class A	845,520
12b-1 distribution plan-Class B	165,164
12b-1 distribution plan-Class C	581,772
12b-1 distribution plan-Class F	6,889
12b-1 distribution plan-Class P	249,372
12b-1 distribution plan-Class R2	1,880
12b-1 distribution plan-Class R3	40,583
Shareholder servicing	1,040,639
Fund administration	250,953
Subsidy (See Note 3)	88,062
Registration	53,712
Reports to shareholders	50,568
Professional	29,740
Trustees’ fees	18,411
Custody	14,885
Other	26,408
Gross expenses	8,108,294
Expense reductions (See Note 7)	(1,246)
Net expenses	8,107,048
Net investment income	859,544
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	66,741,695
Net realized loss on investments in affiliated issuers (See Note 9)	(25,048)
Net change in unrealized appreciation/depreciation on investments	146,471,902
Net realized and unrealized gain	213,188,549
Net Increase in Net Assets Resulting From Operations	$214,048,093

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2011 (unaudited)	For the Year Ended July 31, 2010
Operations:
Net investment income (loss)	$859,544	$(8,567,384)
Net realized gain on investments in affiliated and unaffiliated issuers	66,716,647	38,226,156
Net change in unrealized appreciation/depreciation on investments	146,471,902	55,988,629
Net increase in net assets resulting from operations	214,048,093	85,647,401
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	79,948,667	236,703,305
Cost of shares reacquired	(259,504,056)	(327,481,304)
Net decrease in net assets resulting from capital share transactions	(179,555,389)	(90,777,999)
Net increase (decrease) in net assets	34,492,704	(5,130,598)
NET ASSETS:
Beginning of period	$1,238,179,197	$1,243,309,795
End of period	$1,272,671,901	$1,238,179,197
Undistributed (distributions in excess of) net investment income	$723,290	$(136,254)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.91		$12.08	$15.76	$18.69	$16.08	$16.71

Investment operations:

Net investment income (loss)(a)	.01		(.09)	(.08)	(.11)	(.13)	(.12)

Net realized and unrealized gain (loss)	2.37		.92	(3.60)	(.55)	3.60	(.03)

Total from investment operations	2.38		.83	(3.68)	(.66)	3.47	(.15)

Distributions to shareholders from:

Net realized gain	–		–	–	(2.27)	(.86)	(.48)

Net asset value, end of period	$15.29		$12.91	$12.08	$15.76	$18.69	$16.08

Total Return(b)	18.51	%(c)	6.87%	(23.35)%	(3.51)%	22.05%	(.99)%

Ratios to Average Net Assets:

Expenses, including expense reductions	.68	%(c)	1.35%	1.40%	1.36%	1.36%	1.38%

Expenses, excluding expense reductions	.68	%(c)	1.35%	1.40%	1.36%	1.36%	1.38%

Net investment income (loss)	.04	%(c)	(.67)%	(.70)%	(.69)%	(.74)%	(.71)%

Supplemental Data:
Net assets, end of period (000)	$445,999		$494,581	$508,663	$739,334	$828,469	$767,283

Portfolio turnover rate	37.23	%(c)	67.29%	42.78%	53.71%	59.23%	55.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.11		$11.41	$14.98	$17.99	$15.60	$16.34

Investment operations:

Net investment loss(a)	(.04)		(.17)	(.15)	(.21)	(.24)	(.23)

Net realized and unrealized gain (loss)	2.23		.87	(3.42)	(.53)	3.49	(.03)

Total from investment operations	2.19		.70	(3.57)	(.74)	3.25	(.26)

Distributions to shareholders from:

Net realized gain	—		—	—	(2.27)	(.86)	(.48)

Net asset value, end of period	$14.30		$12.11	$11.41	$14.98	$17.99	$15.60

Total Return(b)	18.08	%(c)	6.13%	(23.83)%	(4.15)%	21.29%	(1.70)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.00	%(c)	2.00%	2.05%	2.01%	2.01%	2.02%

Expenses, excluding expense reductions	1.00	%(c)	2.00%	2.05%	2.01%	2.01%	2.02%

Net investment loss	(.29	)%(c)	(1.33)%	(1.36)%	(1.34)%	(1.39)%	(1.36)%

Supplemental Data:
Net assets, end of period (000’s)	$33,361		$33,599	$44,468	$71,936	$89,990	$89,943

Portfolio turnover rate	37.23	%(c)	67.29%	42.78%	53.71%	59.23%	55.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.10		$11.40	$14.96	$17.97	$15.59	$16.32

Investment operations:

Net investment loss(a)	(.04)		(.16)	(.15)	(.21)	(.24)	(.23)

Net realized and unrealized gain (loss)	2.23		.86	(3.41)	(.53)	3.48	(.02)

Total from investment operations	2.19		.70	(3.56)	(.74)	3.24	(.25)

Distributions to shareholders from:

Net realized gain	—		—	—	(2.27)	(.86)	(.48)

Net asset value, end of period	$14.29		$12.10	$11.40	$14.96	$17.97	$15.59

Total Return(b)	18.10	%(c)	6.14%	(23.80)%	(4.16)%	21.24%	(1.64)%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.00	%(c)	2.00%	2.05%	2.01%	2.01%	2.02%

Expenses, excluding expense reductions	1.00	%(c)	2.00%	2.05%	2.01%	2.01%	2.02%

Net investment loss	(.29	)%(c)	(1.33)%	(1.36)%	(1.34)%	(1.39)%	(1.36)%

Supplemental Data:
Net assets, end of period (000)	$116,909		$118,244	$141,177	$227,183	$292,438	$317,028

Portfolio turnover rate	37.23	%(c)	67.29%	42.78%	53.71%	59.23%	55.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		9/28/2007(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.00		$12.14	$15.79	$19.14

Investment operations:

Net investment income (loss)(b)	.03		(.06)	(.05)	(.02)

Net realized and unrealized gain (loss)	2.39		.92	(3.60)	(1.06)

Total from investment operations	2.42		.86	(3.65)	(1.08)

Distributions to shareholders from:

Net realized gain	–		–	–	(2.27)

Net asset value, end of period	$15.42		$13.00	$12.14	$15.79

Total Return(c)	18.62	%(d)	7.08%	(23.12)%	(5.60	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(d)	1.10%	1.14%	.90	%(d)

Expenses, excluding expense reductions	.55	%(d)	1.10%	1.14%	.90	%(d)

Net investment income (loss)	.19	%(d)	(.43)%	(.41)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$14,863		$14,469	$9,920	$5,703

Portfolio turnover rate	37.23	%(d)	67.29%	42.78%	53.71%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.32		$12.42	$16.15	$19.03	$16.31	$16.88

Investment operations:

Net investment income (loss)(a)	.03		(.04)	(.04)	(.06)	(.07)	(.06)

Net realized and unrealized gain (loss)	2.46		.94	(3.69)	(.55)	3.65	(.03)

Total from investment operations	2.49		.90	(3.73)	(.61)	3.58	(.09)

Distributions to shareholders from:

Net realized gain	—		—	—	(2.27)	(.86)	(.48)

Net asset value, end of period	$15.81		$13.32	$12.42	$16.15	$19.03	$16.31

Total Return(b)	18.69	%(c)	7.25%	(23.10)%	(3.16)%	22.43%	(.61)%

Ratios to Average Net Assets:

Expenses, including expense reductions	.50	%(c)	1.00%	1.05%	1.01%	1.01%	1.03%

Expenses, excluding expense reductions	.50	%(c)	1.00%	1.05%	1.01%	1.01%	1.03%

Net investment income (loss)	.23	%(c)	(.32)%	(.34)%	(.34)%	(.39)%	(.36)%

Supplemental Data:
Net assets, end of period (000)	$527,523		$450,908	$421,430	$461,503	$369,670	$258,461

Portfolio turnover rate	37.23	%(c)	67.29%	42.78%	53.71%	59.23%	55.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.89		$12.08	$15.77	$18.72	$16.12	$16.77

Investment operations:

Net investment loss(a)	—	(b)	(.10)	(.09)	(.13)	(.15)	(.14)

Net realized and unrealized gain (loss)	2.38		.91	(3.60)	(.55)	3.61	(.03)

Total from investment operations	2.38		.81	(3.69)	(.68)	3.46	(.17)

Distributions to shareholders from:

Net realized gain	—		—	—	(2.27)	(.86)	(.48)

Net asset value, end of period	$15.27		$12.89	$12.08	$15.77	$18.72	$16.12

Total Return(c)	18.46	%(d)	6.71%	(23.40)%	(3.62)%	21.93%	(1.11)%

Ratios to Average Net Assets:

Expenses, including expense reductions	.73	%(d)	1.45%	1.50%	1.46%	1.46%	1.48%

Expenses, excluding expense reductions	.73	%(d)	1.45%	1.50%	1.46%	1.46%	1.48%

Net investment loss	(.01	)%(d)	(.78)%	(.79)%	(.79)%	(.84)%	(.80)%

Supplemental Data:
Net assets, end of period (000)	$114,071		$109,109	$114,373	$136,221	$111,015	$80,298

Portfolio turnover rate	37.23	%(d)	67.29%	42.78%	53.71%	59.23%	55.39%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		3/24/2008(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.85		$12.05	$15.75	$14.99

Investment operations:

Net investment loss(b)	(.02)		(.12)	(.09)	(.03)

Net realized and unrealized gain (loss)	2.37		.92	(3.61)	.79	(c)

Total from investment operations	2.35		.80	(3.70)	.76

Net asset value, end of period	$15.20		$12.85	$12.05	$15.75

Total Return(d)	18.38	%(e)	6.56%	(23.49)%	5.07	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(e)	1.60%	1.64%	.46	%(e)

Expenses, excluding expense reductions	.80	%(e)	1.60%	1.64%	.46	%(e)

Net investment loss	(.12	)%(e)	(.93)%	(.84)%	(.22	)%(e)

Supplemental Data:
Net assets, end of period (000)	$624		$754	$709	$11

Portfolio turnover rate	37.23	%(e)	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such times.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 1/31/2011 (unaudited)		Year Ended 7/31		3/24/2008(a) to 7/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$12.86		$12.05	$15.74	$14.99

Investment operations:

Net investment loss(b)	–	(c)	(.11)	(.08)	(.05)

Net realized and unrealized gain (loss)	2.37		.92	(3.61)	.80	(d)

Total from investment operations	2.37		.81	(3.69)	.75

Net asset value, end of period	$15.23		$12.86	$12.05	$15.74

Total Return(e)	18.43	%(f)	6.63%	(23.38)%	5.00	%(f)

Ratios to Average Net Assets:

Expenses, including expense reductions	.75	%(f)	1.49%	1.52%	.53	%(f)

Expenses, excluding expense reductions	.75	%(f)	1.49%	1.52%	.53	%(f)

Net investment loss	(.01	)%(f)	(.81)%	(.76)%	(.29	)%(f)

Supplemental Data:
Net assets, end of period (000)	$19,321		$16,516	$2,568	$105

Portfolio turnover rate	37.23	%(f)	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such times.

(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). Class A, B, C, F, I, P, R2 and R3 shares of the Fund are not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer offers Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Notes to Financial Statements (unaudited)(continued)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,254,577	$–	$–	$1,254,577
Repurchase Agreement	–	42,883	–	42,883
Total	$1,254,577	$42,883	$–	$1,297,460
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2011, the effective management fee was at an annualized rate of .74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the “Alpha Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2011, the percentage of the Fund’s outstanding shares owned by Alpha Strategy Fund was 7.28%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2011:

Distributor Commissions	Dealers’ Concessions
$13,012	$71,041

Distributor received CDSCs of $825 and $3,169 for Class A and Class C shares, respectively, for the six months ended January 31, 2011.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2017	2018	Total
$106,150,213	$213,198,356	$319,348,569

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,102,583,355
Gross unrealized gain	211,578,768
Gross unrealized loss	(16,702,570)
Net unrealized security gain	$194,876,198

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2011 were as follows:

Purchases	Sales
$447,706,024	$616,552,762

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2011.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at

Notes to Financial Statements (unaudited)(continued)

the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility. On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2011.

On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2011	Value at 1/31/2011	Net Realized Gain (loss) 8/1/2010 to 1/31/2011(a)	Dividend Income 8/1/2010 to 1/31/2011(a)
FARO Technologies, Inc.(b)(c)	779,449	70,600	(190,099)	659,950	$–	$(44,278)	$–
Kforce, Inc.(c)	2,017,511	–	(653,800)	1,363,711	–	19,230	–
Total					$–	$(25,048)	$–

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2010.
(c)	No longer an affiliated issuer as of January 31, 2011.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks

Notes to Financial Statements (unaudited)(continued)

may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,204,847	$30,769,032	7,939,929	$105,998,899
Converted from Class B*	87,126	1,191,427	383,958	5,199,146
Shares reacquired	(11,444,152)	(163,146,243)	(12,114,963)	(159,639,822)
Decrease	(9,152,179)	$(131,185,784)	(3,791,076)	$(48,441,777)

Class B Shares
Shares sold	24,714	$313,944	161,159	$1,987,026
Shares reacquired	(373,352)	(4,768,076)	(876,634)	(10,950,827)
Converted to Class A*	(93,037)	(1,191,427)	(408,238)	(5,199,146)
Decrease	(441,675)	$(5,645,559)	(1,123,713)	$(14,162,947)

Class C Shares
Shares sold	193,629	$2,553,540	565,938	$7,049,163
Shares reacquired	(1,784,592)	(23,045,608)	(3,180,173)	(39,745,528)
Decrease	(1,590,963)	$(20,492,068)	(2,614,235)	$(32,696,365)

Class F Shares
Shares sold	267,737	$3,676,690	645,776	$8,447,468
Shares reacquired	(417,048)	(5,661,092)	(350,076)	(4,694,586)
Increase (decrease)	(149,311)	$(1,984,402)	295,700	$3,752,882

Class I Shares
Shares sold	1,940,924	$28,415,179	5,140,676	$70,420,497
Shares reacquired	(2,425,762)	(34,529,654)	(5,214,504)	(70,734,945)
Decrease	(484,838)	$(6,114,475)	(73,828)	$(314,448)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2011 (unaudited)		Year Ended July 31, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	603,110	$8,353,798	1,677,178	$22,302,537
Shares reacquired	(1,594,558)	(22,209,250)	(2,683,687)	(35,452,209)
Decrease	(991,448)	$(13,855,452)	(1,006,509)	$(13,149,672)

Class R2 Shares
Shares sold	10,157	$131,007	38,906	$500,881
Shares reacquired	(27,802)	(352,901)	(39,053)	(501,565)
Decrease	(17,645)	$(221,894)	(147)	$(684)

Class R3 Shares
Shares sold	418,439	$5,735,477	1,493,918	$19,996,834
Shares reacquired	(433,750)	(5,791,232)	(422,858)	(5,761,822)
Increase (decrease)	(15,311)	$(55,755)	1,071,060	$14,235,012

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account the results of the examination of the portfolio management team by members of the Contract Committee during the year, which included a meeting with the portfolio management team. Additionally, the Board took into consideration its familiarity with Lord Abbett gained through its previous meetings and discussions during the course of the year.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe. The Board observed that that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month, one-year, and three-year periods and the fourth quintile for the five-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparison was based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the twelve months ended July 31, 2010 the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that for the fiscal year ended July 31, 2010 the total expense ratios of Class A and Class I were approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately one basis point below the median of the peer group, the total expense ratio of Class F was approximately three basis points below the median of the peer group, the total expense ratio of Class P was approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also considered the projected expense ratio of each class and how that ratio would relate to the expense ratios of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

LASCB-3

(03/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2011